Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of subordinated liabilities [Abstract]
Schedule of Movement in Subordinated Liabilities and Dated Subordinated Liabilities	The movement in subordinated liabilities during the year was as follows:

	Preference shares £m	Undated £m	Dated £m	Total £m
At 1 January 2023	470	150	10,110	10,730
Issued during the year[1]:
6.625% Fixed Rate Reset Dated Subordinated Notes 2033 (£750 million)	–	–	747	747
5.25% Fixed Rate Reset Dated Subordinated Notes 2033 (S$500 million)	–	–	288	288
Fixed-to-Floating Rate Dated Subordinated Notes 2033 (A$750 million)	–	–	382	382
	–	–	1,417	1,417
Repurchases and redemptions during the year[1]:
9.625% Subordinated Bonds 2023 (£300 million)	–	–	(92)	(92)
7.07% Subordinated Fixed Rate Notes 2023 (€175 million)	–	–	(155)	(155)
5.5% Dated Subordinated Notes 2023 (£850 million)	–	–	(850)	(850)
Dated Subordinated Fixed Rate Reset Notes 2028 (€750 million)	–	–	(643)	(643)
8.75% Perpetual Subordinated Bonds (£100 million)	–	(5)	–	(5)
7.375% Subordinated Undated Instruments (£150 million)	–	–	–	–
8% Undated Subordinated Step-up Notes 2023 (£200 million)	–	–	–	–
	–	(5)	(1,740)	(1,745)
Foreign exchange movements	(2)	–	(379)	(381)
Other movements (cash and non-cash)[2]	(2)	(1)	235	232
At 31 December 2023	466	144	9,643	10,253
Issued during the year[1]:
4.375% Fixed Rate Reset Dated Subordinated Notes 2034 (€500 million)	–	–	427	427
5.788% Fixed-to-Floating Rate Dated Subordinated Notes 2034 (A$250 million)	–	–	128	128
Floating Rate Dated Subordinated Notes 2034 (A$500 million)	–	–	257	257
	–	–	812	812
Repurchases and redemptions during the year[1]:
6.475% Non-cumulative Preference Shares callable 2024 (£186 million)	(47)	–	–	(47)
4.5% Dated Subordinated Notes 2024 ($1,000 million)	–	–	(772)	(772)
	(47)	–	(772)	(819)
Foreign exchange movements	(1)	–	(24)	(25)
Other movements (cash and non-cash)[2]	(5)	1	(128)	(132)
At 31 December 2024	413	145	9,531	10,089
1Issuances in the year generated cash inflows of £812 million (2023: £1,417 million); the repurchases and redemptions resulted in cash outflows of £819 million (2023: £1,745 million).
2Other movements include hedge accounting movements and cash payments in respect of interest on subordinated liabilities in the year amounting to £622 million (2023: £623 million)
offset by the interest expense in respect of subordinated liabilities of £738 million (2023: £712 million).

Schedule of Preference Shares

	Number of shares
	2024	2023	2022
6% Non-cumulative Redeemable Preference shares of GBP0.25	400	400	400
6.475% Non-cumulative Preference shares of GBP0.25	–	47,273,816	47,273,816
9.25% Non-cumulative Irredeemable Preference shares of GBP0.25	252,510,147	252,510,147	252,510,147
9.75% Non-cumulative Irredeemable Preference shares of GBP0.25	43,630,285	43,630,285	43,630,285
6.413% Non-cumulative Fixed/Floating Rate Callable Preference shares of USD0.25	48,990	48,990	48,990
6.657% Non-cumulative Fixed/Floating Rate Callable Preference shares of USD0.25	37,627	37,627	37,627
Total	296,227,449	343,501,265	343,501,265
Note 29: Subordinated liabilities continued

	2024		2023		2022
	£m	% of share capital	£m	% of share capital	£m	% of share capital
6% Non-cumulative Redeemable Preference shares of GBP0.25	–	–	–	–	–	–
6.475% Non-cumulative Preference shares of GBP0.25	–	–	12	0.07	12	0.07
9.25% Non-cumulative Irredeemable Preference shares of GBP0.25	63	0.42	63	0.40	63	0.37
9.75% Non-cumulative Irredeemable Preference shares of GBP0.25	11	0.07	11	0.07	11	0.06
6.413% Non-cumulative Fixed/Floating Rate Callable Preference shares of USD0.25	–	–	–	–	–	–
6.657% Non-cumulative Fixed/Floating Rate Callable Preference shares of USD0.25	–	–	–	–	–	–
Total	74	0.49	86	0.54	86	0.50